UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Corporate Fund

(formerly, Delaware Emerging Markets Debt Fund)

January 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Debt Corporate Fund at delawarefunds.com/ literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period August 1, 2019 to January 31, 2020 (Unaudited)

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2019 to Jan. 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period August 1, 2019 to January 31, 2020 (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Annualized Expense Ratio	Expenses Paid During Period 8/1/19 to 1/31/20*
Actual Fund return†
Class A	$1,000.00	$1,042.60	1.04%	$5.34
Class C	1,000.00	1,039.00	1.79%	9.17
Class R	1,000.00	1,044.00	0.79%	4.06
Institutional Class	1,000.00	1,044.00	0.79%	4.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.91	1.04%	$5.28
Class C	1,000.00	1,016.14	1.79%	9.07
Class R	1,000.00	1,021.17	0.79%	4.01
Institutional Class	1,000.00	1,021.17	0.79%	4.01

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / country and sector allocation
Delaware Emerging Markets Debt Corporate Fund	As of January 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Corporate Bonds by Country	91.11%
Argentina	2.66%
Brazil	8.60%
Canada	0.49%
Cayman Islands	0.79%
Chile	4.16%
China	6.05%
Colombia	5.60%
Cyprus	0.90%
Dominican Republic	0.60%
Georgia	0.91%
Ghana	0.61%
Hong Kong	1.71%
India	4.90%
Indonesia	2.23%
Ireland	0.55%
Israel	3.09%
Jamaica	0.37%
Kazakhstan	0.78%
Kuwait	0.61%
Luxembourg	0.75%
Macau	0.92%
Mexico	10.09%
Morocco	0.67%
Netherlands	0.93%
Nigeria	0.92%
Panama	1.62%
Paraguay	0.74%
Peru	2.81%
Qatar	1.84%
Republic of Korea	3.06%
Republic of Vietnam	0.94%
Russia	2.02%
Saudi Arabia	2.80%
Singapore	1.64%
South Africa	1.33%
Thailand	1.35%
Turkey	3.59%
Ukraine	2.51%

Security type / country and sector allocation

Delaware Emerging Markets Debt Corporate Fund

Security type / country	Percentage of net assets
United Arab Emirates	1.30%
United Kingdom	0.61%
United States	2.53%
Zambia	0.53%
Sovereign Bonds by Country	4.31%
Argentina	0.59%
Dominican Republic	0.46%
Ecuador	0.63%
Gabon	0.25%
Ivory Coast	0.26%
Kenya	0.59%
Mongolia	0.96%
Russia	0.28%
Turkey	0.29%
Supranational Bank	0.73%
Short-Term Investments	4.71%
Total Value of Securities	100.86%
Liabilities Net of Receivables and Other Assets	(0.86%)
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Banking	26.08%
Basic Industry	12.19%
Capital Goods	2.14%
Communications	9.04%
Consumer Cyclical	7.10%
Consumer Non-Cyclical	9.23%
Electric	8.47%
Energy	12.54%
Industrial	3.74%
Utilities	0.58%
Total	91.11%

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	January 31, 2020 (Unaudited)

	Principal amount°	Value (US $)

Corporate Bonds – 91.11%Δ
Argentina – 2.66%
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	811,094	$789,382
Tecpetrol 144A 4.875% 12/12/22 #	235,000	230,483
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	477,832
YPF
144A 8.50% 6/27/29 #	637,000	565,116
144A 44.438% (BADLARPP + 4.00%) 7/7/20 #●	170,000	40,121

		2,102,934

Brazil – 8.60%
Aegea Finance 144A 5.75% 10/10/24 #	435,000	459,654
Banco do Brasil 3.875% 10/10/22	308,000	316,251
BRF 144A 4.875% 1/24/30 #	1,065,000	1,096,417
Centrais Eletricas Brasileiras 144A 4.625% 2/4/30 #	595,000	602,586
CSN Resources 144A 7.625% 2/13/23 #	545,000	577,746
Itau Unibanco Holding 144A 3.25% 1/24/25 #	1,155,000	1,167,705
Klabin Austria 144A 7.00% 4/3/49 #	600,000	677,850
Petrobras Global Finance
144A 5.093% 1/15/30 #	290,000	318,594
6.90% 3/19/49	300,000	366,637
7.25% 3/17/44	105,000	133,082
Rede D’or Finance 144A 4.50% 1/22/30 #	1,075,000	1,082,256

		6,798,778

Canada – 0.49%
Gran Tierra Energy 144A 7.75% 5/23/27 #	400,000	389,661

		389,661

Cayman Islands – 0.79%
Bioceanico Sovereign Certificate 144A 2.634% 6/5/34 #	880,000	621,148

		621,148

Chile – 4.16%
AES Gener 144A 7.125% 3/26/79 #µ	605,000	648,402
Engie Energia Chile 144A 4.50% 1/29/25 #	435,000	470,555
Inversiones CMPC 144A 3.85% 1/13/30 #	410,000	419,943
Latam Finance
144A 6.875% 4/11/24 #	200,000	213,117
144A 7.00% 3/1/26 #	605,000	657,844
Sable International Finance 144A 5.75% 9/7/27 #	350,000	370,684
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	500,000	512,083

		3,292,628

China – 6.05%
Baidu 3.875% 9/29/23	400,000	421,751
Bank of China 144A 5.00% 11/13/24 #	670,000	739,718
China Overseas Finance Cayman V 3.95% 11/15/22	592,000	613,902

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
China (continued)
JD.com 3.125% 4/29/21	400,000	$403,233
Kaisa Group Holdings 144A 11.95% 10/22/22 #	745,000	787,301
Shimao Property Holdings 5.60% 7/15/26	615,000	646,021
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	500,000	506,112
Tencent Holdings 144A 3.28% 4/11/24 #	640,000	669,597

		4,787,635

Colombia – 5.60%
Bancolombia
3.00% 1/29/25	765,000	770,554
4.625% 12/18/29 µ	720,000	743,760
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	585,000	616,355
Geopark
144A 5.50% 1/17/27 #	565,000	565,000
144A 6.50% 9/21/24 #	210,000	221,952
Grupo Aval 144A 4.375% 2/4/30 #	760,000	769,880
Millicom International Cellular 144A 6.25% 3/25/29 #	670,000	739,781

		4,427,282

Cyprus – 0.90%
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	734,000	708,310

		708,310

Dominican Republic – 0.60%
AES Andres 144A 7.95% 5/11/26 #	440,000	471,507

		471,507

Georgia – 0.91%
Bank of Georgia 144A 6.00% 7/26/23 #	680,000	723,379

		723,379

Ghana – 0.61%
Tullow Oil 144A 7.00% 3/1/25 #	595,000	482,700

		482,700

Hong Kong – 1.71%
AIA Group 3.125% 3/13/23	715,000	735,936
CLP Power Hong Kong Financing
2.875% 4/26/23	200,000	204,155
3.125% 5/6/25	400,000	415,106

		1,355,197

India – 4.90%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	265,000	271,641
Future Retail 144A 5.60% 1/22/25 #	780,000	786,978
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	760,000	779,581
ICICI Bank 144A 4.00% 3/18/26 #	750,000	795,568

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
India (continued)
ReNew Power 144A 5.875% 3/5/27 #	590,000	$593,986
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	670,000	649,006

		3,876,760

Indonesia – 2.23%
Bayan Resources 144A 6.125% 1/24/23 #	360,000	353,181
Listrindo Capital 144A 4.95% 9/14/26 #	942,000	972,535
Medco Bell 144A 6.375% 1/30/27 #	450,000	435,653

		1,761,369

Ireland – 0.55%
C&W Senior Financing DAC 144A 7.50% 10/15/26 #	400,000	432,529

		432,529

Israel – 3.09%
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #µ	655,000	656,637
Israel Chemicals 144A 6.375% 5/31/38 #	450,000	545,695
Israel Electric 144A 5.00% 11/12/24 #	400,000	444,166
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	490,000	511,241
144A 7.125% 1/31/25 #	275,000	290,016

		2,447,755

Jamaica – 0.37%
Digicel Group One 144A 8.25% 12/30/22 #	455,000	294,754

		294,754

Kazakhstan – 0.78%
KazTransGas JSC 144A 4.375% 9/26/27 #	575,000	616,003

		616,003

Kuwait – 0.61%
Equate Petrochemical 144A 3.00% 3/3/22 #	475,000	479,467

		479,467

Luxembourg – 0.75%
Altice Financing 144A 5.00% 1/15/28 #	600,000	590,406

		590,406

Macau – 0.92%
Wynn Macau 144A 5.50% 10/1/27 #	710,000	724,184

		724,184

Mexico – 10.09%
Aerovias de Mexico 144A 7.00% 2/5/25 #	805,000	805,000
Banco Mercantil del Norte 144A 6.75%#µy	440,000	479,369
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	157,050
144A 5.95% 10/1/28 #µ	205,000	222,640

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Mexico (continued)
BBVA Bancomer
144A 5.125% 1/18/33 #µ	460,000	$490,491
144A 6.75% 9/30/22 #	314,000	345,174
Cemex 144A 5.45% 11/19/29 #	1,100,000	1,174,250
Cydsa 144A 6.25% 10/4/27 #	430,000	447,349
El Puerto de Liverpool
144A 3.875% 10/6/26 #	255,000	264,335
144A 3.95% 10/2/24 #	495,000	518,723
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	500,000	522,707
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	500,000	506,968
Minera Mexico 144A 4.50% 1/26/50 #	960,000	1,000,066
Orbia Advance 144A 5.50% 1/15/48 #	594,000	645,794
Petroleos Mexicanos 144A 6.95% 1/28/60 #	391,000	397,706

		7,977,622

Morocco – 0.67%
OCP
144A 4.50% 10/22/25 #	200,000	216,471
144A 6.875% 4/25/44 #	235,000	310,161

		526,632

Netherlands – 0.93%
VEON Holdings 144A 4.00% 4/9/25 #	708,000	737,120

		737,120

Nigeria – 0.92%
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	685,000	727,963

		727,963

Panama – 1.62%
Banco General 144A 4.125% 8/7/27 #	400,000	424,643
Banistmo 144A 3.65% 9/19/22 #	839,000	860,245

		1,284,888

Paraguay – 0.74%
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	550,000	589,123

		589,123

Peru – 2.81%
Banco de Credito del Peru 144A 2.70% 1/11/25 #	505,000	506,394
Banco Internacional del Peru 144A 3.375% 1/18/23 #	623,000	638,211
Kallpa Generacion 144A 4.125% 8/16/27 #	600,000	621,965
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	425,000	457,540

		2,224,110

Qatar – 1.84%
Ooredoo International Finance 144A 5.00% 10/19/25 #	810,000	910,946

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Qatar (continued)
QNB Finance 3.50% 3/28/24	525,000	$546,121

		1,457,067

Republic of Korea – 3.06%
Kia Motors 144A 3.00% 4/25/23 #	695,000	708,611
Kookmin Bank 144A 2.875% 3/25/23 #	475,000	486,199
Shinhan Financial Group 144A 3.34% 2/5/30 #µ	555,000	573,609
Woori Bank 144A 4.75% 4/30/24 #	600,000	651,392

		2,419,811

Republic of Vietnam – 0.94%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	720,000	745,045

		745,045

Russia – 2.02%
Gazprom PJSC Via Gaz Capital 144A 4.95% 3/23/27 #	675,000	757,828
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	600,000	632,226
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	200,000	207,255

		1,597,309

Saudi Arabia – 2.80%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	525,000	544,323
Saudi Arabian Oil
144A 2.875% 4/16/24 #	485,000	498,854
144A 4.25% 4/16/39 #	400,000	443,968
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	680,000	725,237

		2,212,382

Singapore – 1.64%
BOC Aviation 144A 2.375% 9/15/21 #	600,000	599,928
DBS Group Holdings 144A 4.52% 12/11/28 #µ	645,000	693,305

		1,293,233

South Africa – 1.33%
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	540,000	616,615
Sasol Financing USA
5.875% 3/27/24	200,000	215,591
6.50% 9/27/28	200,000	223,483

		1,055,689

Thailand – 1.35%
Bangkok Bank 144A 3.733% 9/25/34 #µ	1,025,000	1,069,567

		1,069,567

Turkey – 3.59%
Akbank T.A.S.
144A 5.125% 3/31/25 #	400,000	409,054
144A 7.20% 3/16/27 #µ	205,000	209,715

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Turkey (continued)
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	800,000	$823,235
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	600,000	661,854
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #	355,000	368,455
144A 5.875% 3/16/23 #	350,000	369,040

		2,841,353

Ukraine – 2.51%
Kernel Holding
144A 6.50% 10/17/24 #	645,000	682,029
144A 8.75% 1/31/22 #	420,000	455,950
Metinvest 144A 7.75% 4/23/23 #	200,000	213,830
MHP 144A 7.75% 5/10/24 #	200,000	215,924
MHP Lux 144A 6.95% 4/3/26 #	400,000	418,808

		1,986,541

United Arab Emirates – 1.30%
DP World Crescent 144A 3.908% 5/31/23 #	465,000	484,135
Emirates NBD Bank PJSC 3.25% 11/14/22	530,000	543,153

		1,027,288

United Kingdom – 0.61%
CK Hutchison International 17 144A 2.875% 4/5/22 #	475,000	482,427

		482,427

United States – 2.53%
JBS Investments II
144A 5.75% 1/15/28 #	490,000	518,204
144A 7.00% 1/15/26 #	495,000	538,847
Resorts World Las Vegas 144A 4.625% 4/16/29 #	500,000	531,295
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #	615,000	411,395

		1,999,741

Zambia – 0.53%
First Quantum Minerals 144A 7.50% 4/1/25 #	425,000	419,511

		419,511

Total Corporate Bonds (cost $69,981,309)		72,058,808

Sovereign Bonds – 4.31%Δ
Argentina – 0.59%
Argentine Republic Government International Bond
5.625% 1/26/22	938,000	464,134

		464,134

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic – 0.46%
Dominican Republic International Bond 144A 6.00% 7/19/28 #	325,000	$361,188

		361,188

Ecuador – 0.63%
Ecuador Government International Bond 144A 10.75% 1/31/29 #	550,000	500,009

		500,009

Gabon – 0.25%
Gabon Government International Bond 144A 6.625% 2/6/31 #	200,000	202,241

		202,241

Ivory Coast – 0.26%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	200,000	205,476

		205,476

Kenya – 0.59%
Kenya Government International Bond 144A 8.00% 5/22/32 #	430,000	468,798

		468,798

Mongolia –0.96%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	710,000	756,150

		756,150

Russia – 0.28%
Russian Foreign Bond – Eurobond 144A 4.25% 6/23/27 #	200,000	221,225

		221,225

Turkey – 0.29%
Turkey Government International Bond 7.625% 4/26/29	200,000	232,836

		232,836

Total Sovereign Bonds (cost $3,355,256)		3,412,057

Supranational Bank – 0.73%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	548,000	575,775

Total Supranational Bank (cost $548,000)		575,775

	Number of shares

Short-Term Investments – 4.71%
Money Market Mutual Funds – 4.71%
BlackRock FedFund – Institutional Shares (seven-day effective yield 1.49%)	745,193	745,193
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.46%)	745,193	745,193

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Number of shares	Value (US $)

Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.46%)	745,193	$745,193
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 1.45%)	745,194	745,194
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 1.44%)	745,194	745,194

Total Short-Term Investments (cost $3,725,967)		3,725,967

Total Value of Securities – 100.86% (cost $77,610,532)		$79,772,607

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2020, the aggregate value of Rule 144A securities was $66,814,456, which represents 84.48% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2020. Rate will reset at a future date.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

BADLARPP – Argentina Term Deposit Rate

DAC – Designated Activity Company

GS – Goldman Sachs

ICE – Intercontinental Exchange

JSC – Joint Stock Company

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

Summary of abbreviations (continued):

PJSC – Private Joint Stock Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Emerging Markets Debt Corporate Fund	January 31, 2020 (Unaudited)

Assets:
Investments, at value[1]	$79,772,607
Cash	1,045,533
Foreign currencies, at value[2]	15,657
Receivable for securities sold	931,603
Receivable for fund shares sold	41,091
Interest receivable	817,788

Total assets	82,624,279

Liabilities:
Payable for securities purchased	3,409,177
Payable for fund shares redeemed	71,875
Other accrued expenses	47,305
Investment management fees payable to affiliates	3,847
Dividend disbursing and transfer agent fees and expenses payable to affiliates	569
Accounting and administration expenses payable to affiliates	560
Trustees’ fees and expenses payable to affiliates	258
Distribution fees payable to affiliates	88
Legal fees payable to affiliates	79
Reports and statements to shareholders expenses payable to affiliates	46
Income distributions payable	8

Total liabilities	3,533,812

Total Net Assets	$79,090,467

Net Assets Consist of:
Paid-in capital	$76,644,563
Total distributable earnings (loss)	2,445,904

Total Net Assets	$79,090,467

Class A:
Net assets	$91,091
Shares of beneficial interest outstanding, unlimited authorization, no par	10,259
Net asset value per share	$8.88
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.30

Class C:
Net assets	$87,554
Shares of beneficial interest outstanding, unlimited authorization, no par	9,871
Net asset value per share	$8.87

Class R:
Net assets	$2,848
Shares of beneficial interest outstanding, unlimited authorization, no par	321
Net asset value per share	$8.87

Institutional Class:
Net assets	$78,908,974
Shares of beneficial interest outstanding, unlimited authorization, no par	8,888,410
Net asset value per share	$8.88

[1] Investments, at cost	$77,610,532
[2] Foreign currencies, at cost	17,027

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Emerging Markets Debt Corporate Fund	Six months ended January 31, 2020 (Unaudited)

Investment Income:
Interest	$1,606,145
Dividends	86,562

1,692,707

Expenses:
Management fees	270,312
Distribution expenses — Class A	105
Distribution expenses — Class C	343
Distribution expenses — Class R	7
Registration fees	33,633
Accounting and administration expenses	28,823
Audit and tax fees	25,261
Dividend disbursing and transfer agent fees and expenses	23,040
Reports and statements to shareholders expenses	21,819
Legal fees	17,617
Custodian fees	2,571
Trustees’ fees and expenses	1,871
Other	11,024

436,426
Less expenses waived	(149,838)
Less waived distribution expenses — Class R	(7)
Less expense paid indirectly	(2,304)

Total operating expenses	284,277

Net Investment Income	1,408,430

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$471,491
Foreign currencies	10
Foreign currency exchange contracts	(3)
Options purchased	(35,336)

Net realized gain	436,162

Net change in unrealized appreciation (depreciation) of:
Investments	1,368,593
Foreign currencies	(735)

Net change in unrealized appreciation (depreciation)	1,367,858

Net Realized and Unrealized Gain	1,804,020

Net Increase in Net Assets Resulting from Operations	$3,212,450

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Debt Corporate Fund

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,408,430	$1,187,721
Net realized gain (loss)	436,162	(357,340)
Net change in unrealized appreciation (depreciation)	1,367,858	1,558,433

Net increase in net assets resulting from operations	3,212,450	2,388,814

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,475)	(5,436)
Class C	(999)	(2,388)
Class R	(53)	(130)
Institutional Class	(1,391,028)	(1,158,341)

	(1,393,555)	(1,166,295)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,290	111,456
Class C	24,106	14,307
Institutional Class	32,986,743	28,002,416

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,475	5,108
Class C	999	2,387
Class R	53	129
Institutional Class	1,389,114	1,155,876

	34,414,780	29,291,679

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(18,288)	$(86,125)
Class C	(208)	(38,686)
Institutional Class	(9,066,012)	(27 1,729)

	(9,084,508)	(396,540)

Increase in net assets derived from capital share transactions	25,330,272	28,895,139

Net Increase in Net Assets	27,149,167	30,117,658

Net Assets:
Beginning of period	51,941,300	21,823,642

End of period	$79,090,467	$51,941,300

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:

Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/20[1] (Unaudited)
	Year ended
	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$8.67	$8.26	$8.77	$8.48	$8.21	$8.84

0.16	0.40	0.39	0.37	0.36	0.37
0.21	0.41	(0.39)	0.29	0.24	(0.61)

0.37	0.81	—	0.66	0.60	(0.24)

(0.16)	(0.35)	(0.38)	(0.37)	(0.33)	(0.30)
—	(0.05)	(0.13)	—	—	(0.09)

(0.16)	(0.40)	(0.51)	(0.37)	(0.33)	(0.39)

$8.88	$8.67	$8.26	$8.77	$8.48	$8.21

4.26%	10.21%	(0.10% )	8.03%	7.62%	(2.65% )

$91	$93	$57	$27	$3	$2
1.04%	1.04%	1.16%	1.22%	1.01%	1.08%
1.04%	1.04%	1.16%	1.22%	1.03%	1.14%
1.46%	1.90%	1.90%	1.91%	2.04%	2.03%
3.66%	4.88%	4.57%	4.30%	4.44%	4.46%
3.66%	4.88%	4.57%	4.30%	4.42%	4.40%
3.24%	4.02%	3.83%	3.61%	3.41%	3.51%
31%	74%	108%	154%	232%	288%

21

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/20[1]	Year ended
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$8.66	$8.26	$8.77	$8.48	$8.22	$8.84

0.13	0.34	0.33	0.32	0.36	0.37
0.21	0.40	(0.39)	0.32	0.23	(0.60)

0.34	0.74	(0.06)	0.64	0.59	(0.23)

(0.13)	(0.29)	(0.32)	(0.35)	(0.33)	(0.30)
—	(0.05)	(0.13)	—	—	(0.09)

(0.13)	(0.34)	(0.45)	(0.35)	(0.33)	(0.39)

$8.87	$8.66	$8.26	$8.77	$8.48	$8.22

3.90%	9.27%	(0.84% )	7.74%	7.49%	(2.53% )

$87	$61	$82	$63	$2	$2
1.79%	1.79%	1.91%	1.81%	1.01%	1.08%
1.79%	1.79%	1.91%	1.81%	1.03%	1.14%
2.21%	2.65%	2.65%	2.66%	2.79%	2.78%
2.91%	4.13%	3.82%	3.71%	4.44%	4.46%
2.91%	4.13%	3.82%	3.71%	4.42%	4.40%
2.49%	3.27%	3.08%	2.86%	2.66%	2.76%
31%	74%	108%	154%	232%	288%

23

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/20[1]	Year ended
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$8.66	$8.26	$8.77	$8.48	$8.22	$8.84

0.17	0.42	0.42	0.39	0.36	0.37
0.21	0.40	(0.39)	0.28	0.23	(0.60)

0.38	0.82	0.03	0.67	0.59	(0.23)

(0.17)	(0.37)	(0.41)	(0.38)	(0.33)	(0.30)
—	(0.05)	(0.13)	—	—	(0.09)

(0.17)	(0.42)	(0.54)	(0.38)	(0.33)	(0.39)

$8.87	$8.66	$8.26	$8.77	$8.48	$8.22

4.40%	10.42%	0.16%	8.13%	7.49%	(2.53% )

$3	$3	$2	$2	$2	$2
0.79%	0.79%	0.91%	1.00%	1.01%	1.08%
0.79%	0.79%	0.91%	1.00%	1.03%	1.14%
1.71%	2.15%	2.13%	2.16%	2.29%	2.28%
3.91%	5.13%	4.82%	4.52%	4.44%	4.46%
3.91%	5.13%	4.82%	4.52%	4.42%	4.40%
2.99%	3.77%	3.60%	3.36%	3.16%	3.26%
31%	74%	108%	154%	232%	288%

25

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended
1/31/20[1]	Year ended
(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
$8.67	$8.27	$8.78	$8.48	$8.22	$8.84

0.17	0.42	0.42	0.39	0.36	0.37
0.21	0.40	(0.39)	0.29	0.23	(0.60)

0.38	0.82	0.03	0.68	0.59	(0.23)

(0.17)	(0.37)	(0.41)	(0.38)	(0.33)	(0.30)
—	(0.05)	(0.13)	—	—	(0.09)

(0.17)	(0.42)	(0.54)	(0.38)	(0.33)	(0.39)

$8.88	$8.67	$8.27	$8.78	$8.48	$8.22

4.40%	10.41%	0.16%	8.25%	7.49%	(2.53% )

$78,909	$51,784	$21,683	$21,560	$19,930	$18,532
0.79%	0.79%	0.91%	1.00%	1.01%	1.08%
0.79%	0.79%	0.91%	1.00%	1.03%	1.14%
1.21%	1.65%	1.65%	1.66%	1.79%	1.78%
3.91%	5.13%	4.82%	4.52%	4.44%	4.46%
3.91%	5.13%	4.82%	4.52%	4.42%	4.40%
3.49%	4.27%	4.08%	3.86%	3.66%	3.76%
31%	74%	108%	154%	232%	288%

27

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund	January 31, 2020 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Strategic Income Fund and Delaware Emerging Markets Debt Corporate Fund (formerly, Delaware Emerging Markets Debt Fund). These financial statements and the related notes pertain to Delaware Emerging Markets Debt Corporate Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market

28

closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2020 and for all open tax years (years ended July 31, 2017–July 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended Jan. 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

29

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

1. Significant Accounting Policies (continued)

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $1,946 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $358 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.79% of the Fund’s average daily net assets from Aug. 1, 2019 through Jan. 31, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

30

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $3,265 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $3,253 for these services.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. DDLP has agreed to voluntarily suspend the 12b-1 fee for the Class R shares and the suspension of the 12b-1 fee will continue while the Fund is not broadly distributed. Institutional Class shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2020,

31

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

the Fund was charged $8,151 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2020, DDLP earned $4 in commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2020, DDLP did not receive gross CDSC commission on redemption of the Fund Class A and Class C shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 2, 2019 through Nov. 29, 2020.

3. Investments

For the six months ended Jan. 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$58,453,714
Sales	24,725,672

At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$77,613,046

Aggregate unrealized appreciation of investments	$2,593,198
Aggregate unrealized depreciation of investments	(433,637)

Net unrealized appreciation of investments	$2,159,561

At July 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$—	$179,005	$179,005

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US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

33

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2020:

	Level 1	Level 2	Total
Securities

Assets:

Corporate Debt	$—	$72,058,808	$72,058,808
Foreign Debt	—	3,987,832	3,987,832
Short-Term Investments	3,725,967	—	3,725,967

Total Value of Securities	$3,725,967	$76,046,640	$79,772,607

During the six months ended Jan. 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/20	Year ended 7/31/19
Shares sold:
Class A	1,409	13,620
Class C	2,747	1,666
Institutional Class	3,794,970	3,240,572

Shares issued upon reinvestment of dividends and distributions:
Class A	169	631
Class C	114	294
Class R	6	16
Institutional Class	159,308	141,593

	3,958,723	3,398,392

Shares redeemed:
Class A	(2,112)	(10,296)
Class C	(24)	(4,849)
Institutional Class	(1,038,725)	(32,072)

	(1,040,861)	(47,217)

Net increase	2,917,862	3,351,175

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the

34

Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of Jan. 31, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at Jan. 31, 2020.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its

35

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

6. Derivatives (continued)

existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at Jan. 31, 2020.

Options Contracts – The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written contracts were outstanding at Jan. 31, 2020.

There were no transactions in options written during the six months ended Jan. 31, 2020.

During the six months ended Jan. 31, 2020, the Fund used options purchased contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

36

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2020 was as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Options Purchased	Total

Currency contracts	$(3)	$—	$(3)
Interest rate contracts	—	(35,336)	(35,336)

Total	$(3)	$(35,336)	$(35,339)

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2020.

	Long Derivative Volume	Short Derivative Volume
Options contracts (average notional value)	$784	$—

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

37

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

7. Securities Lending (continued)

deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2020, the Fund had no securities out on loan.

8. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

38

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has

39

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

8. Credit and Market Risk (continued)

delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

40

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the investment advisory and sub-advisory agreements for Delaware Emerging Markets Debt Corporate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMEL, and MIMGL, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels

41

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 21-22, 2019 (continued)

committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe. The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, 5-year, and since inception periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

42

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

43

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 21-22, 2019 (continued)

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Fund and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

44

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Corporate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

45

Semiannual report

Fixed income mutual fund

Delaware Strategic Income Fund

January 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2019 to Jan. 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2019 to January 31, 2020 (Unaudited)

Delaware Strategic Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Annualized Expense Ratio	Expenses Paid During Period 8/1/19 to 1/31/20*

Actual Fund return†
Class A	$1,000.00	$1,044.80	0.84%	$4.32
Class C	1,000.00	1,040.90	1.59%	8.16
Class R	1,000.00	1,043.40	1.09%	5.60
Institutional Class	1,000.00	1,046.10	0.59%	3.03

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class C	1,000.00	1,017.14	1.59%	8.06
Class R	1,000.00	1,019.66	1.09%	5.53
Institutional Class	1,000.00	1,022.17	0.59%	3.00

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation

Delaware Strategic Income Fund	As of January 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	6.15%
Agency Commercial Mortgage-Backed Securities	1.64%
Agency Mortgage-Backed Securities	1.40%
Convertible Bonds	1.46%
Corporate Bonds	47.25%
Banking	5.65%
Basic Industry	8.57%
Brokerage	1.01%
Capital Goods	1.45%
Communications	4.35%
Consumer Cyclical	5.57%
Consumer Non-Cyclical	0.69%
Electric	5.26%
Energy	6.84%
Finance Companies	1.40%
Insurance	2.21%
Technology	2.28%
Transportation	1.50%
Utilities	0.47%
Municipal Bonds	1.64%
Non-Agency Asset-Backed Securities	2.23%
Non-Agency Collateralized Mortgage Obligations	11.32%
Non-Agency Commercial Mortgage-Backed Securities	3.55%
Loan Agreements	4.74%
Sovereign Bonds	4.07%
Supranational Bank	0.46%
US Treasury Obligation	10.61%
Preferred Stock	0.94%
Short-Term Investments	0.98%
Total Value of Securities	98.44%
Receivables and Other Assets Net of Liabilities	1.56%
Total Net Assets	100.00%

3

Schedule of investments
Delaware Strategic Income Fund	January 31, 2020 (Unaudited)

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations – 6.15%

Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.511% (LIBOR01M + 2.85%) 11/25/29 ●	25,000	$25,935
Series 2018-C02 2M2 3.861% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	516,397	523,856
Series 2018-C03 1M2 3.811% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 ●	590,000	600,776
Series 2018-C05 1M2 4.011% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 ●	585,000	596,108
Fannie Mae REMICs
Series 2015-89 AZ 3.50% 12/25/45	21,978	24,254
Series 2017-77 HZ 3.50% 10/25/47	47,738	51,379
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 4.911% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	250,000	265,409
Series 2018-HQA1 M2 3.961% (LIBOR01M + 2.30%) 9/25/30 ●	555,000	564,693
GNMA
Series 2013-113 LY 3.00% 5/20/43	22,000	23,325
Series 2017-34 DY 3.50% 3/20/47	20,000	22,174
Series 2017-56 JZ 3.00% 4/20/47	33,662	35,500
Series 2017-107 QZ 3.00% 8/20/45	22,633	23,690
Series 2017-130 YJ 2.50% 8/20/47	25,000	25,952

Total Agency Collateralized Mortgage Obligations (cost $2,723,459)		2,783,051

Agency Commercial Mortgage-Backed Securities – 1.64%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 ♦	80,000	84,417
FREMF Mortgage Trust
Series 2013-K25 C 144A 3.744% 11/25/45 #●	45,000	46,656
Series 2013-K713 B 144A 3.313% 4/25/46 #●	35,000	34,962
Series 2013-K713 C 144A 3.313% 4/25/46 #●	105,000	104,900
Series 2014-K717 B 144A 3.754% 11/25/47 #●	35,000	35,848
Series 2014-K717 C 144A 3.754% 11/25/47 #●	20,000	20,402
Series 2015-K721 B 144A 3.681% 11/25/47 #●	235,000	244,982
Series 2016-K53 B 144A 4.157% 3/25/49 #●	50,000	53,495
Series 2016-K722 B 144A 3.975% 7/25/49 #●	75,000	78,325
Series 2017-K71 B 144A 3.882% 11/25/50 #●	35,000	37,230

Total Agency Commercial Mortgage-Backed Securities (cost $712,333)		741,217

4

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities – 1.40%

Fannie Mae S.F. 30 yr
3.00% 7/1/49	56,629	$57,894
4.00% 4/1/48	181,431	191,610
4.50% 9/1/48	36,672	39,463
5.00% 7/1/47	6,640	7,343
5.50% 8/1/48	49,690	54,583
6.00% 7/1/41	19,526	22,642
Freddie Mac S.F. 30 yr
4.00% 10/1/47	246,828	260,613

Total Agency Mortgage-Backed Securities (cost $627,724)		634,148

Convertible Bonds – 1.46%

Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	385,000	347,222
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	400,000	314,178

Total Convertible Bonds (cost $633,763)		661,400

Corporate Bonds – 47.25%

Banking – 5.65%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	200,000	204,600
Bank of America 5.125% µy	180,000	190,729
BBVA Bancomer 144A 6.75% 9/30/22 #	236,000	259,430
Credit Suisse Group 144A 6.25% #µy	300,000	331,492
JPMorgan Chase & Co. 5.00% µy	140,000	146,537
Popular 6.125% 9/14/23	449,000	483,423
Royal Bank of Scotland Group 8.625% µy	335,000	362,395
Turkiye Garanti Bankasi 144A 5.875% 3/16/23 #	220,000	231,968
UBS Group 6.875% µy	200,000	207,983
USB Capital IX 3.50% (LIBOR03M + 1.02%) y●	150,000	136,012

		2,554,569

Basic Industry – 8.57%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	400,000	410,578
Chemours 7.00% 5/15/25	235,000	225,385
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	201,881
Freeport-McMoRan 5.45% 3/15/43	538,000	550,160
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	200,000	228,376
Hudbay Minerals 144A 7.625% 1/15/25 #	235,000	239,602
Methanex 5.25% 12/15/29	235,000	248,151
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	200,000	210,742
Orbia Advance 144A 5.50% 1/15/48 #	200,000	217,439
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	205,809

5

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Sasol Financing USA 5.875% 3/27/24	400,000	$431,182
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	229,727
Teck Resources 6.25% 7/15/41	215,000	251,581
TPC Group 144A 10.50% 8/1/24 #	220,000	227,609

		3,878,222

Brokerage – 1.01%
Jefferies Group 6.50% 1/20/43	365,000	458,693

		458,693

Capital Goods – 1.45%
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	209,083
Mauser Packaging Solutions Holding 144A 7.25% 4/15/25 #	247,000	246,380
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	190,000	199,559

		655,022

Communications – 4.35%
Altice Financing 144A 5.00% 1/15/28 #	230,000	226,322
Charter Communications Operating
4.80% 3/1/50	30,000	32,422
5.125% 7/1/49	80,000	89,592
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	235,000	248,957
Radiate Holdco 144A 6.625% 2/15/25 #	357,000	361,611
Sprint 7.875% 9/15/23	205,000	218,217
Time Warner Cable 7.30% 7/1/38	170,000	230,793
Time Warner Entertainment 8.375% 3/15/23	80,000	94,754
Zayo Group 6.375% 5/15/25	453,000	463,910

		1,966,578

Consumer Cyclical – 5.57%
AMC Entertainment Holdings 6.125% 5/15/27	395,000	336,747
Future Retail 144A 5.60% 1/22/25 #	225,000	227,013
GLP Capital
3.35% 9/1/24	165,000	171,970
4.00% 1/15/30	190,000	202,040
Golden Nugget 144A 8.75% 10/1/25 #	342,000	360,215
Prime Security Services Borrower 144A 5.75% 4/15/26 #	350,000	369,906
Resorts World Las Vegas 144A 4.625% 4/16/29 #	200,000	212,518
Scientific Games International 144A 7.00% 5/15/28 #	60,000	63,373
144A 7.25% 11/15/29 #	80,000	85,948
144A 8.25% 3/15/26 #	450,000	489,093

		2,518,823

Consumer Non-Cyclical – 0.69%
MHP 144A 6.95% 4/3/26 #	200,000	209,404

6

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Tenet Healthcare 6.875% 11/15/31	100,000	$103,535

		312,939

Electric – 5.26%
Calpine 144A 5.25% 6/1/26 #	455,000	470,890
Duke Energy 4.875% µy	230,000	244,284
IPALCO Enterprises 3.70% 9/1/24	345,000	362,180
Israel Electric 144A 5.00% 11/12/24 #	200,000	222,083
NRG Energy 144A 4.45% 6/15/29 #	335,000	364,369
Southern California Edison 4.875% 3/1/49	195,000	241,436
Vistra Operations 144A 3.55% 7/15/24 #	460,000	475,133

		2,380,375

Energy – 6.84%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	300,000	348,029
Energy Transfer Operating 7.125% µy	195,000	199,631
Gazprom PJSC Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	224,542
KazMunayGas National 144A 6.375% 10/24/48 #	400,000	534,992
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	214,262
MPLX 5.50% 2/15/49	105,000	120,456
Noble Energy 4.20% 10/15/49	195,000	193,908
Petrobras Global Finance 144A 5.093% 1/15/30 #	195,000	214,227
Petroleos Mexicanos 144A 6.84% 1/23/30 #	200,000	217,050
Precision Drilling 7.75% 12/15/23	220,000	217,159
Saudi Arabian Oil 144A 4.25% 4/16/39 #	200,000	221,984
Southwestern Energy 7.75% 10/1/27	465,000	387,124

		3,093,364

Finance Companies – 1.40%
Avolon Holdings Funding
144A 3.95% 7/1/24 #	50,000	52,710
144A 4.375% 5/1/26 #	285,000	308,786
Rede D’or Finance 144A 4.50% 1/22/30 #	270,000	271,823

		633,319

Insurance – 2.21%
AssuredPartners 144A 7.00% 8/15/25 #	238,000	242,758
Brighthouse Financial
3.70% 6/22/27	170,000	172,460
4.70% 6/22/47	210,000	202,271
HUB International 144A 7.00% 5/1/26 #	135,000	139,384
USI 144A 6.875% 5/1/25 #	235,000	241,465

		998,338

Technology – 2.28%
CommScope Technologies 144A 5.00% 3/15/27 #	448,000	407,691
Micron Technology 4.663% 2/15/30	340,000	383,514

7

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology (continued)
Verscend Escrow 144A 9.75% 8/15/26 #	220,000	$239,805

		1,031,010

Transportation – 1.50%
Aerovias de Mexico 144A 7.00% 2/5/25 #	225,000	225,000
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	230,000	221,950
DAE Funding 144A 5.75% 11/15/23 #	59,000	62,122
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #	255,000	170,578

		679,650

Utilities – 0.47%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	211,335

		211,335

Total Corporate Bonds (cost $20,586,132)		21,372,237

Municipal Bonds – 1.64%

Bay Area, California Toll Authority
(Build America Bonds) Series S-3 6.907% 10/1/50	170,000	297,917
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	90,000	144,877
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	68,929
State of California Various Purposes
7.55% 4/1/39	135,000	228,462

Total Municipal Bonds (cost $653,592)		740,185

Non-Agency Asset-Backed Securities – 2.23%

Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.206% 11/25/36 ●	370,064	380,961
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	49,375	49,917
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	496,725	497,823
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	29,520	29,576
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	49,000	50,132

Total Non-Agency Asset-Backed Securities (cost $961,480)		1,008,409

8

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations – 11.32%

Chase Home Lending Mortgage Trust
Series 2019-ATR2 A3 144A 3.50% 7/25/49 #●	75,941	$77,515
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 4.111% (LIBOR01M + 2.45%) 7/25/31 #●	575,000	582,856
Series 2019-R07 1M2 144A 3.761% (LIBOR01M + 2.10%) 10/25/39 #●	500,000	505,964
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	28,250	28,597
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	58,764	59,520
Series 2018-5 A7 144A 4.00% 9/25/48 #●	42,996	43,318
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	40,809	41,043
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	14,932	15,000
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	28,675	31,160
Series 2007-A1 7A4 4.381% 7/25/35 ●	44,079	40,510
Series 2014-2 B1 144A 3.405% 6/25/29 #●	53,428	54,439
Series 2014-2 B2 144A 3.405% 6/25/29 #●	53,428	54,295
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,195
Series 2015-4 B1 144A 3.621% 6/25/45 #●	89,134	92,487
Series 2015-4 B2 144A 3.621% 6/25/45 #●	89,134	92,325
Series 2015-5 B2 144A 3.118% 5/25/45 #●	93,313	94,132
Series 2015-6 B1 144A 3.596% 10/25/45 #●	87,926	90,512
Series 2015-6 B2 144A 3.596% 10/25/45 #●	87,926	90,254
Series 2016-4 B1 144A 3.896% 10/25/46 #●	91,513	96,322
Series 2016-4 B2 144A 3.896% 10/25/46 #●	91,513	95,735
Series 2017-2 A3 144A 3.50% 5/25/47 #●	27,831	28,511
Series 2018-4 A15 144A 3.50% 10/25/48 #●	33,109	33,411
Series 2020-1 A4 144A 3.50% 6/25/50 #●	500,000	511,050
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	78,615	81,567
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.919% 4/25/44 #●	470,150	495,374
Series 2014-2 A4 144A 3.50% 7/25/44 #●	25,363	25,872
Series 2015-1 B2 144A 3.875% 1/25/45 #●	43,798	45,182
Series 2017-4 A1 144A 3.50% 7/25/47 #●	66,493	67,994
Series 2017-5 B2 144A 3.851% 8/25/47 #●	470,642	493,825
Series 2017-6 B2 144A 3.754% 9/25/47 #●	470,883	491,075
Series 2017-7 B2 144A 3.76% 10/25/47 #●	472,665	493,701
Series 2018-5 A4 144A 3.50% 5/25/48 #●	61,934	63,042

9

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ♦	5,813	$544
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 5.169% 4/25/36 ●	5,107	5,106

Total Non-Agency Collateralized Mortgage Obligations (cost $5,057,294)		5,122,433

Non-Agency Commercial Mortgage-Backed Securities – 3.55%

BANK
Series 2017-BNK5 B 3.896% 6/15/60 ●	60,000	64,570
Series 2017-BNK8 C 4.208% 11/15/50 ●	100,000	107,861
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	100,000	105,180
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	91,106
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	80,456
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	113,540
Series 2014-CR19 A5 3.796% 8/10/47	80,000	86,256
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	151,213
Series 2015-GC32 A4 3.764% 7/10/48	75,000	82,134
Series 2017-GS6 A3 3.433% 5/10/50	75,000	81,772
Series 2018-GS9 A4 3.992% 3/10/51 ●	40,000	45,152
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	105,000	114,753
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	130,000	133,796
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	90,957
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	86,045
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	54,382	28,950
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	69,463	63,253
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 ●	70,000	79,843

Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,614,963)		1,606,837

Loan Agreements – 4.74%

Acrisure Tranche B 1st Lien 5.695% (LIBOR03M + 3.75%) 11/22/23 ●	124,369	124,407
Applied Systems 2nd Lien 8.945% (LIBOR03M + 7.00%) 9/19/25	225,822	232,502

10

	Principal amount°	Value (US $)

Loan Agreements (continued)

AssuredPartners 5.145% (LIBOR01M + 3.50%) 10/22/24	124,297	$124,607
AthenaHealth Tranche B 1st Lien 6.401% (LIBOR03M + 4.50%) 2/11/26	124,373	125,189
Blackstone CQP Holdco 5.408% (LIBOR03M + 3.50%) 9/30/24	124,375	124,589
Blue Ribbon 1st Lien 5.874% (LIBOR03M + 4.00%) 11/15/21	53,647	47,277
Buckeye Partners 4.531% (LIBOR01M + 2.75%) 11/1/26	125,000	126,419
BWay Holding 5.084% (LIBOR03M + 3.25%) 4/3/24	65,707	65,317
Connect US Finco Tranche B 2.811% (LIBOR01M + 4.50%) 12/12/26	30,671	30,916
DTZ US Borrower 5.049% (LIBOR01M + 3.25%) 8/21/25	98,750	99,288
Frontier Communications Tranche B1 5.40% (LIBOR01M + 3.75%) 6/17/24	124,362	125,646
Gentiva Health Services Tranche B 4.938% (LIBOR01M + 3.25%) 7/2/25	99,652	100,150
Granite Generation 5.44% (LIBOR03M + 2.75%) 11/9/26	168,054	168,474
Hoya Midco 1st Lien 5.145% (LIBOR01M + 3.50%) 6/30/24	125,000	124,219
Kronos 4.909% (LIBOR03M + 3.00%) 11/1/23	124,960	125,644
Stars Group Holdings 5.445% (LIBOR03M + 3.50%) 7/10/25	63,762	64,257
Summit Midstream Partners Holdings 7.645% (LIBOR01M + 6.00%) 5/13/22	157,333	147,795
Ultimate Software Group 1st Lien 5.395% (LIBOR01M + 3.75%) 5/4/26	102,140	102,705
Verscend Holding Tranche B 6.145% (LIBOR01M + 4.50%) 8/27/25	83,665	84,299

Total Loan Agreements (cost $2,150,219)		2,143,700

Sovereign Bonds – 4.07%Δ

Brazil – 0.46%
Brazilian Government International Bond 4.75% 1/14/50	200,000	206,700

		206,700

Egypt – 0.50%
Egypt Government International Bond 144A 7.60% 3/1/29 #	200,000	224,410

		224,410

Ghana – 0.47%
Ghana Government International Bond 144A 7.875% 3/26/27 #	200,000	214,380

		214,380

11

Schedule of investments

Delaware Strategic Income Fund

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Ivory Coast – 0.46%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	$205,476

			205,476

Mexico – 0.40%
Mexican Bonos 8.50% 5/31/29	MXN	2,987,700	178,467

			178,467

Mongolia – 0.52%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		230,000	235,749

			235,749

Russia – 0.28%
Russian Federal Bond – OFZ 7.65% 4/10/30	RUB	7,331,000	127,512

			127,512

Senegal – 0.45%
Senegal Government International Bond 144A 6.75% 3/13/48 #		200,000	205,393

			205,393

Uzbekistan – 0.53%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #		226,000	240,549

			240,549

Total Sovereign Bonds (cost $1,775,667)			1,838,636

Supranational Bank – 0.46%

Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		200,000	210,137

Total Supranational Bank (cost $200,000)			210,137

US Treasury Obligation – 10.61%

US Treasury Note 1.75% 12/31/24		4,705,000	4,800,662

Total US Treasury Obligation (cost $4,740,293)			4,800,662

12

	Number of shares	Value (US $)

Preferred Stock – 0.94%

Morgan Stanley 5.55%µ	115,000	$116,665
US Bancorp 3.50% (LIBOR03M + 1.02%)●	350	308,091

Total Preferred Stock (cost $363,428)		424,756

Short-Term Investments – 0.98%

Money Market Mutual Funds – 0.98%
BlackRock FedFund – Institutional Shares (seven-day effective yield 1.49%)	88,411	88,411
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.46%)	88,410	88,410
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.46%)	88,411	88,411
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 1.45%)	88,411	88,411
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 1.44%)	88,411	88,411

Total Short-Term Investments (cost $442,054)		442,054

Total Value of Securities – 98.44% (cost $43,242,401)		$44,529,862

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2020, the aggregate value of Rule 144A securities was $20,942,187, which represents 46.30% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2020. Rate will reset at a future date.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

13

Schedule of investments

Delaware Strategic Income Fund

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at Jan. 31, 2020:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
26	US Treasury 5 yr Notes	$3,128,328	$ 3,083,140	3/31/20	$ 45,188	$ 6,703

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Unfunded Loan Commitments2

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments was outstanding at Jan. 31, 2020:

Borrower	Principal Amount	Value	Unrealized Appreciation (Depreciation)
Connect US Finco Tranche B 2.811% (LIBOR1M + 4.50%) 12/12/26	$44,329	$44,684	$355

2See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

BB – Barclays Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

14

Summary of abbreviations (continued):

LIBOR06M – ICE LIBOR USD 6 Month

MXN – Mexican Peso

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S.F. – Single Family

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

15

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Statement of assets and liabilities Delaware Strategic Income Fund	January 31, 2020 (Unaudited)

Assets:
Investments, at value[1]	$44,529,862
Foreign currencies, at value[2]	34
Cash collateral due from brokers	20,020
Cash	46,682
Receivable for securities sold	757,443
Interest receivable	411,995
Variation margin due from broker on futures contracts	6,703
Receivable for fund shares sold	125,653
Receivable from investment manager	5,652

Total assets	45,904,044

Liabilities:
Payable for securities purchased	452,153
Payable for fund shares redeemed	47,981
Distribution payable	44,274
Other accrued expenses	29,381
Audit and tax fees payable	27,830
Reports and statements to shareholders payable to non-affiliates	20,939
Accounting and Administration expenses payable to non-affiliates	16,182
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	13,904
Distribution fees payable to affiliates	8,766
Custody fees payable	7,129
Accounting and administration expenses payable to affiliates	464
Dividend disbursing and transfer agent fees and expenses payable to affiliates	323
Trustees’ fees and expenses payable to affiliates	152
Legal fees payable to affiliates	47
Reports and statements to shareholders expenses payable to affiliates	27

Total liabilities	669,552

Total Net Assets	$45,234,492

Net Assets Consist of:
Paid-in capital	$49,215,746
Total distributable earnings (loss)	(3,981,254)

Total Net Assets	$45,234,492

17

Statement of assets and liabilities

Delaware Strategic Income Fund

Net Asset Value
Class A:
Net assets	$29,953,733
Shares of beneficial interest outstanding, unlimited authorization, no par	3,627,130
Net asset value per share	$8.26
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.65

Class C:
Net assets	$2,687,090
Shares of beneficial interest outstanding, unlimited authorization, no par	325,081
Net asset value per share	$8.27

Class R:
Net assets	$649,398
Shares of beneficial interest outstanding, unlimited authorization, no par	78,378
Net asset value per share	$8.29

Institutional Class:
Net assets	$11,944,271
Shares of beneficial interest outstanding, unlimited authorization, no par	1,444,913
Net asset value per share	$8.27
[1]Investments, at cost	$43,242,401
[2]Foreign currencies, at cost	34

See accompanying notes, which are an integral part of the financial statements.

18

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Statement of operations

Delaware Strategic Income Fund	Six months ended January 31, 2020 (Unaudited)

Investment Income:
Interest	$1,457,898
Dividends	15,698

1,473,596

Expenses:
Management fees	131,195
Distribution expenses — Class A	38,063
Distribution expenses — Class C	12,645
Distribution expenses — Class R	1,781
Registration fees	31,612
Audit and tax fees	27,935
Dividend disbursing and transfer agent fees and expenses	26,085
Accounting and administration expenses	24,526
Reports and statements to shareholders expenses	22,166
Legal fees	18,688
Custodian fees	3,949
Trustees’ fees and expenses	1,377
Other	26,049

366,071
Less expenses waived	(171,412)
Less expenses paid indirectly	(1,225)

Total operating expenses	193,434

Net Investment Income	1,280,162

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$257,426
Foreign currencies	(512)
Foreign currency exchange contracts	(42)
Futures contracts	(27,348)
Swap contracts	12,170

Net realized gain	241,694

Net change in unrealized appreciation (depreciation) of:
Investments	418,670
Foreign currencies	(566)
Futures contracts	121,887
Swap contracts	(7,299)

Net change in unrealized appreciation (depreciation)	532,692

Net Realized and Unrealized Gain	774,386

Net Increase in Net Assets Resulting from Operations	$2,054,548

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Strategic Income Fund

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,280,162	$2,359,166
Net realized gain (loss)	241,694	(1,578,275)
Net change in unrealized appreciation (depreciation)	532,692	1,767,287

Net increase in net assets resulting from operations	2,054,548	2,548,178

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(624,056)	(1,094,155)
Class C	(42,314)	(82,589)
Class R	(13,712)	(147,003)
Institutional Class	(306,639)	(736,666)

Return of capital:
Class A	—	(273,423)
Class C	—	(24,582)
Class R	—	(6,480)
Institutional Class	—	(144,868)

	(986,721)	(2,509,766)

Capital Share Transactions:
Proceeds from shares sold:
Class A	998,681	1,381,511
Class C	375,238	413,394
Class R	54,118	372,716
Institutional Class	717,034	3,688,096

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	562,995	1,235,675
Class C	39,734	100,614
Class R	12,343	145,343
Institutional Class	309,888	890,867

	3,070,031	8,228,216

	Six months ended 1/31/20 (Unaudited)	Year ended 7/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,333,126)	$(5,672,122)
Class C	(579,038)	(1,182,749)
Class R	(170,739)	(4,054,866)
Institutional Class	(5,840,509)	(16,323,384)

	(9,923,412)	(27,233,121)

Decrease in net assets derived from capital share transactions	(6,853,381)	(19,004,905)

Net Decrease in Net Assets	(5,785,554)	(18,966,493)

Net Assets:
Beginning of period	51,020,046	69,986,539

End of period	$45,234,492	$51,020,046

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/20[1]	Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.07	$8.01	$8.41	$8.57	$8.43	$8.53

0.22	0.32	0.32	0.24	0.15	0.20
0.14	0.08	(0.37)	(0.10)	0.20	(0.06)

0.36	0.40	(0.05)	0.14	0.35	0.14

(0.17)	(0.27)	(0.32)	(0.30)	(0.20)	(0.23)
—	(0.07)	(0.03)	—	(0.01)	(0.01)

(0.17)	(0.34)	(0.35)	(0.30)	(0.21)	(0.24)

$8.26	$8.07	$8.01	$8.41	$8.57	$8.43

4.48%	5.20%	(0.62% )	1.73%	4.15%	1.65%

$29,954	$31,032	$33,912	$51,220	$69,524	$64,069
0.84%	0.84%	0.88%	0.90%	0.90%	0.91%

1.56%	1.50%	1.35%	1.29%	1.21%	1.21%
5.34%	4.09%	3.83%	2.84%	1.80%	2.30%

4.62%	3.43%	3.36%	2.45%	1.49%	2.00%
76%	106%	125%	210%	316%	313%

Financial highlights

Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/20[1]	Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.08	$8.02	$8.42	$8.58	$8.44	$8.54

0.19	0.26	0.25	0.18	0.09	0.13
0.14	0.08	(0.36)	(0.10)	0.19	(0.05)

0.33	0.34	(0.11)	0.08	0.28	0.08

(0.14)	(0.21)	(0.26)	(0.24)	(0.13)	(0.17)
—	(0.07)	(0.03)	—	(0.01)	(0.01)

(0.14)	(0.28)	(0.29)	(0.24)	(0.14)	(0.18)

$8.27	$8.08	$8.02	$8.42	$8.58	$8.44

4.09%	4.42%	(1.35% )	0.97%	3.37%	0.89%

$2,687	$2,793	$3,450	$4,996	$9,490	$8,375
1.59%	1.59%	1.63%	1.65%	1.65%	1.66%

2.31%	2.25%	2.10%	2.04%	1.96%	1.96%
4.59%	3.34%	3.08%	2.09%	1.05%	1.55%

3.87%	2.68%	2.61%	1.70%	0.74%	1.25%
76%	106%	125%	210%	316%	313%

Financial highlights

Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/20[1]			Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.10	$8.03	$8.44	$8.60	$8.46	$8.56

0.21	0.30	0.30	0.22	0.13	0.18
0.14	0.09	(0.38)	(0.10)	0.19	(0.06)

0.35	0.39	(0.08)	0.12	0.32	0.12

(0.16)	(0.25)	(0.30)	(0.28)	(0.17)	(0.21)
—	(0.07)	(0.03)	—	(0.01)	(0.01)

(0.16)	(0.32)	(0.33)	(0.28)	(0.18)	(0.22)

$8.29	$8.10	$8.03	$8.44	$8.60	$8.46

4.34%	5.07%	(0.97% )	1.48%	3.88%	1.40%

$649	$738	$4,259	$5,725	$6,793	$6,863
1.09%	1.09%	1.13%	1.15%	1.15%	1.16%

1.81%	1.75%	1.60%	1.54%	1.46%	1.46%
5.09%	3.84%	3.58%	2.59%	1.55%	2.05%

4.37%	3.18%	3.11%	2.20%	1.24%	1.75%
76%	106%	125%	210%	316%	313%

Financial highlights

Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/20[1]			Year ended

(Unaudited)	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15

$8.08	$8.02	$8.42	$8.58	$8.44	$8.54

0.23	0.34	0.34	0.26	0.17	0.22
0.14	0.08	(0.37)	(0.10)	0.20	(0.05)

0.37	0.42	(0.03)	0.16	0.37	0.17

(0.18)	(0.29)	(0.34)	(0.32)	(0.22)	(0.26)
—	(0.07)	(0.03)	—	(0.01)	(0.01)

(0.18)	(0.36)	(0.37)	(0.32)	(0.23)	(0.27)

$8.27	$8.08	$8.02	$8.42	$8.58	$8.44

4.61%	5.47%	(0.36% )	1.99%	4.40%	1.90%

$11,944	$16,457	$28,366	$33,820	$52,081	$46,155
0.59%	0.59%	0.63%	0.65%	0.65%	0.66%

1.31%	1.25%	1.10%	1.04%	0.96%	0.96%
5.59%	4.34%	4.08%	3.09%	2.05%	2.55%

4.87%	3.68%	3.61%	2.70%	1.74%	2.25%
76%	106%	125%	210%	316%	313%

Notes to financial statements

Delaware Strategic Income Fund	January 31, 2020 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund (formerly, Delaware Emerging Markets Debt Fund) and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2020 and for all open tax years (years ended July 31, 2017–July 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended Jan. 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Jan. 31, 2020, the Fund held no investments in repurchase agreements.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period

Notes to financial statements

Delaware Strategic Income Fund

1. Significant Accounting Policies (continued)

for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $1,128 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2020, the Fund earned $97 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual operating expenses from exceeding 0.59% of the Fund’s average daily net assets. This waiver was in effect from Aug. 1, 2019 through Jan. 31, 2020.* This waiver and reimbursement may only be terminated by agreement of DMC and the Fund. The waiver and reimbursement are accrued daily and received monthly.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This

Notes to financial statements

Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $2,847 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described on previous page are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2020, the Fund was charged $2,166 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same, blended rate currently 0.25% of the average daily net assets based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2020, the Fund was charged $1,698 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2020, DDLP earned $1,581 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2020, DDLP received gross CDSC commissions of $6 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from April 1, 2019, through Nov. 29, 2020.

3. Investments

For the six months ended Jan. 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$26,395,285
Purchases of US government securities	8,971,089
Sales other than US government securities	36,299,558
Sales of US government securities	6,267,145

At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$43,355,150

Aggregate unrealized appreciation of investments and derivatives	$ 1,548,245
Aggregate unrealized depreciation of investments and derivatives	(328,345)

Net unrealized appreciation of investments and derivatives	$ 1,219,900

Qualified late year currency and specified losses of $14,376 represent losses realized from Nov. 1, 2018 through July 31, 2019, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

At July 31, 2019, capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
Short-term	Long-term	Total
$2,710,786	$2,937,365	$5,648,151

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the

Notes to financial statements

Delaware Strategic Income Fund

3. Investments (continued)

asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2020:

	Level 1	Level 2	Total
Securities

Assets:

Agency, Asset- & Mortgage-Backed Securities	$ —	$11,896,095	$11,896,095
Corporate Debt	—	22,033,637	22,033,637
Municipal Bonds	—	740,185	740,185
Foreign Bonds	—	2,048,773	2,048,773
Loan Agreements	—	2,143,700	2,143,700
US Treasury Obligation	—	4,800,662	4,800,662
Preferred Stock[1]	308,091	116,665	424,756
Short-Term Investments	442,054	—	442,054
Total Value of Securities	$750,145	$43,779,717	$44,529,862
Derivatives[2]

Assets:

Futures Contracts	45,188	—	45,188

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Total
Preferred Stock	72.53%	27.47%	100.00%

2Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended Jan. 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements

Delaware Strategic Income Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/20	Year ended 7/31/19
Shares sold:
Class A	122,728	175,185
Class C	45,878	53,356
Class R	6,634	47,249
Institutional Class	87,759	466,438

Shares issued upon reinvestment of dividends and distributions:
Class A	69,184	157,085
Class C	4,879	12,787
Class R	1,513	18,474
Institutional Class	38,069	113,096

	376,644	1,043,670

Shares redeemed:
Class A	(410,307)	(721,145)
Class C	(71,415)	(150,652)
Class R	(20,906)	(504,690)
Institutional Class	(718,391)	(2,080,617)

	(1,221,019)	(3,457,104)

Net decrease	(844,375)	(2,413,434)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended Jan. 31, 2020 and year ended July 31, 2019, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 1/31/20	—	20	20	—	$167
Year ended 7/31/19	1,162	1,583	1,584	1,160	21,687

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of Jan. 31, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at Jan. 31, 2020.

During the six months ended Jan. 31, 2020, the Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owned that were denominated in foreign currencies.

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2020, the Fund posted $20,020 in cash as margin for open futures contracts, which is included in as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended Jan. 31, 2020, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2020, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2020, the Fund used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

Fair value of derivative instruments as of Jan. 31, 2020 was as follows:

		Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total

Variation margin due from broker on futures contracts*	$—	$45,188	$—	$45,188

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Jan. 31, 2020. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2020 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total

Currency contracts	$(42)	$—	$—	$(42)
Interest rate contracts	—	(27,348)		(27,348)
Credit contracts	—	—	12,170	12,170

Total	$(42)	$(27,348)	$12,170	$(15,220)

	Net Change in Unrealized Appreciation (Depreciation) of:

	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$121,887	$ —	$121,887
Credit contracts	—	(7,299)	(7,299)
Total	$121,887	$(7,299)	$114,588

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2020:

	Long Derivative Volume	Short Derivative Volume

Futures contracts (average notional value)	$5,030,352	$2,167,647
CDS contracts (average notional value)*	—	202,835

*Long represents buying protection and short represents selling protection.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2020, the Fund had no securities out on loan.

Notes to financial statements

Delaware Strategic Income Fund

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

Notes to financial statements

Delaware Strategic Income Fund

9. Contractual Obligations (continued)

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for

Delaware Strategic Income Fund at a meeting held August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the investment advisory and sub-advisory agreements for Delaware Strategic Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMEL, and MIMGL, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for

Delaware Strategic Income Fund at a meeting held August 21-22, 2019 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe.

The Board observed that the Fund’s performance was not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s repositioning into a multi-sector fixed income fund in 2017. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for

Delaware Strategic Income Fund at a meeting held August 21-22, 2019 (continued)

investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Fund and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Funds

by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Funds

by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds

by Macquarie

Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2020